Accrued Expenses	12 Months Ended
Dec. 31, 2015
Accrued Expenses [Abstract]
Accrued Expenses

Note 7—Accrued Expenses

Accrued expenses consisted of the following:

	December 31, 2015	December 31, 2014

Accrued professional fees	$205,000	$267,000
Accrued vacation & paid time off	333,000	92,000
Accrued expense reports	46,000	—
Accrued board of directors fees	13,000	13,000
Accrued interest	50,000	—
Accrued other	10,000	49,000
Accrued liabilities owed by Parent—reimbursable under Contribution Agreement	—	35,000
Total accrued expenses	$657,000	$456,000